Pay vs Performance Disclosure - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Pay vs Performance Disclosure
Net income	$ 510.2	$ 512.0	$ 459.1